PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
PROMISSORY NOTES

NOTE 5 – PROMISSORY NOTES

Promissory notes consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023

Cash Call note payable, due December 31, 2024	$24,785	$24,785
Elder note payable, 10% interest, due December 31, 2024	1,500	1,500
Elder note payable, 15% interest, due December 31, 2024	76,477	76,477
Griffith note payable, 15% interest, due December 31, 2024	250,000	250,000
Banker note payable, 15% interest, due December 31, 2024	42,500	97,500
Robles note Payable, 10% interest, due December 31, 2024	37,500	37,500
Victrix note payable, 20% interest, due December 31, 2024	400,000	400,000
Redwood Trust note payable, 12% interest, due January 2025	1,352,000	1,787,000
Total Notes payable	$2,184,762	$2,674,762
Less discounts	-	-

Total Promissory notes, net of discount	2,184,762	2,674,762

Less current portion	(2,184,762)	(2,674,762)

Total Promissory notes, net of discount - long term	$-	$-

Redwood Trust

On January 21, 2021, the Company refinanced its existing first and second mortgage loans on the 80 acres of land and the structure located at Sycamore Road in Hemet, California for aggregate amount of $1,787,000, carrying coupon at twelve (12) percent, payable in monthly interest installments of $17,870 starting on September 1st, 2021, and continuing monthly thereafter until maturity on February 1st, 2023, at which time all sums of principal and interest then remaining unpaid shall be due and payable. The balloon payment promissory note is secured by deed of trust. The refinanced amount paid off the first and second mortgage loans with a net funding to the Company of approximately $387,000, net of finders’ fees. On June 27, 2023, the Company, through Emerald Grove Estates, LLC, its wholly owned company, executed a modification agreement, under which the maturity date was extended to January 1, 2025, and the payment of all unpaid interest, late fees, charges.

Victrix LLC

On December 6, 2023, the Company took out a second financing on its 80 acres of land and the structure located at Sycamore Road in Hemet, California for aggregate amount of $400,000 carrying coupon at twenty (20) percent and continuing monthly thereafter until maturity, at which time all sums of principal and interest then remaining unpaid shall be due and payable. The balloon payment promissory note is secured by deed of trust and collateralized by 2,000,000 shares of common stock to be held in escrow until the debt is satisfied in full.

Cash Call, Inc.

On March 19, 2018, the Company issued a promissory note to CashCall, Inc. for $75,000 of cash consideration. The note bears interest at 94%. The Company also recorded a $7,500 debt discount due to origination fees due at the beginning of the note, which was fully amortized as of December 31, 2023. There was no activity during the nine months ended September 30, 2024.

On August 2, 2022, the Company and Cash Call settled for an aggregate principal of $23,641 payable in one lump sum or a series of 9 installments of $3,152. No payment was made under this settlement agreement.

As of September 30, 2024 and December 31, 2023, the remaining principal balance was $24,785, respectively. The Company has not incurred any interest expense related to this promissory note during the nine months ended September 30, 2024 due to the agreed upon settlement amount.

Christopher Elder

On December 15, 2020, the Company entered into a promissory note pursuant to which the Company borrowed $126,477. Interest under the promissory note in default is 18%, and the principal and all accrued but unpaid interest is due upon maturity.

There was no activity during the nine months ended September 30, 2024. As of September 30, 2024 and December 31, 2023, the remaining principal balance was $76,477, respectively.

The Company incurred approximately $2,868 of interest during the nine months ended September 30, 2024. Accrued interest was $37,839 and $34,971 as of September 30, 2024 and December 31, 2023, respectively.

Bobbie Allen Griffith

On September 5, 2023, the Company entered into a promissory note pursuant to which the Company borrowed $215,000. Interest under the promissory note is 15% per annum, and the principal and all accrued but unpaid interest is due upon maturity.

The Company repaid the note in full during the year ended December 31, 2023. During the year ended December 31, 2023, the Company was advanced an additional $250,000 due in May 2024. As of September 30, 2024 and December 31, 2023, the remaining principal balance was $250,000.

The Company incurred approximately $3,875 of interest during the nine months ended September 30, 2024, respectively. Accrued interest was $19,375 and $15,500 as of September 30, 2024 and December 31, 2023, respectively.

The Company initially recognized a debt discount and stock payable on this note of $20,777, which was fully amortized as of December 31, 2023.

George Banker

On August 11, 2023, the Company entered into a promissory note pursuant to which the Company borrowed $150,000. Interest under the promissory note is 15% per annum, and the principal and all accrued but unpaid interest was due on October 11, 2023. The note is in technical default as it is past maturity date and the Company failed to repay the outstanding principal and accrued interest.

Accrued interest was $22,500 as of September 30, 2024 and December 31, 2023, respectively. As of September 30, 2024, the remaining principal balance was $42,500.

The Company initially recognized a debt discount and stock payable on this note of $5,769, which was fully amortized as of December 31, 2023.

George Robles

On September 1, 2023, the Company entered into a promissory note pursuant to which the Company borrowed $100,000. Interest under the promissory note is 5% per month with a default rate of 10% per month, and the principal and all accrued but unpaid interest is due upon maturity.

Accrued interest was $7,500 as of September 30, 2024 and December 31, 2023, respectively. As of September 30, 2024, the remaining principal balance was $37,500.

The Company initially recognized a debt discount and stock payable on this note of $5,393, which was fully amortized as of December 31, 2023.

Kitchner

During the nine months ended September 30, 2024, the Company entered into a promissory note pursuant to which the Company borrowed $75,000. Interest under the promissory note is 10% per annum, and the principal and all accrued but unpaid interest is due in July 2024. As of September 30, 2024, the remaining principal balance was $0.

NOTE 6 – PROMISSORY NOTES

Promissory notes consisted of the following at December 31, 2023, and 2022:

	December 31, 2023	December 31, 2022

Cash Call note payable, due August 2020 – past maturity	$24,785	$24,785
Elder note payable, 10% interest, due March 2020 – past maturity	1,500	1,500
Elder note Payable, 15% interest, due March 2021- past maturity	76,477	76,477
Griffith note Payable, 15% interest, due May 2024	250,000	-
Banker note Payable, 15% interest, due October 2023 – past maturity	97,500	-
Robles note Payable, 10% interest, due November 2023 – past maturity	37,500	-
Victrix note payable, 20% interest, due March 2024	400,000	-
Redwood Trust note payable, 12% interest, due January 2024	1,787,000	1,787,000
Total Notes Payable	$2,674,762	$1,889,762
Less discounts	-	(4,146)

Total Promissory notes, net of discount	2,674,762	1,885,616

Less current portion	(2,674,762)	(1,885,616)

Total Promissory notes, net of discount - long term	$-	$-

Redwood Trust

On January 21, 2021, the Company refinanced its existing first and second mortgage loans on the 80 acres of land and the structure located at Sycamore Road in Hemet, California for aggregate amount of $1,787,000, carrying coupon at twelve (12) percent, payable in monthly interest installments of $17,870 starting on September 1st, 2021, and continuing monthly thereafter until maturity on February 1st, 2023, at which time all sums of principal and interest then remaining unpaid shall be due and payable. The balloon payment promissory note is secured by deed of trust. The refinanced amount paid off the first and second mortgage loans with a net funding to the Company of approximately $387,000, net of finders’ fees. On June 27, 2023, the Company, through Emerald Grove Estates, LLC, its wholly owned company, executed a modification agreement, under which the maturity date was extended to January 1, 2024, and the payment of all unpaid interest, late fees, charges. The Company incurred $254,648 of interest expense and paid $263,377 of interest during the year ended December 31, 2023. Accrued interest was $649 and $73,040 as of December 31, 2023 and 2022, respectively.

Victrix LLC

On December 6, 2023, the Company took out a second financing on its 80 acres of land and the structure located at Sycamore Road in Hemet, California for aggregate amount of $400,000 carrying coupon at twenty (20) percent and continuing monthly thereafter until maturity on March 31, 2024, at which time all sums of principal and interest then remaining unpaid shall be due and payable. The balloon payment promissory note is secured by deed of trust and collateralized by 2,000,000 shares of common stock to be held in escrow until the debt is satisfied in full.

Cash Call, Inc. – In default

On March 19, 2018, the Company issued a promissory note to CashCall, Inc. for $75,000 of cash consideration. The note bears interest at 94%, matures on August 1, 2020. The Company also recorded a $7,500 debt discount due to origination fees due at the beginning of the note, which was fully amortized as of December 31, 2023 and 2022. There was no activity during the year ended December 31, 2023.

On August 2, 2022, the Company and Cash Call settled for an aggregate principal of $23,641 payable in one lump sum or a series of 9 installments of $3,152. No payment was made under this settlement agreement.

As of December 31, 2023 and 2022, the remaining principal balance was $24,785, respectively. The Company has not incurred any interest expense related to this promissory note during the year ended December 31, 2023 due to the agreed upon settlement amount.

Christopher Elder – In default

On December 15, 2020, the Company entered into a promissory note pursuant to which the Company borrowed $126,477. Interest under the promissory note in default is 18%, and the principal and all accrued but unpaid interest is due on March 15, 2021. The note is in technical default as it is past maturity date and the Company failed to repay the outstanding principal and accrued interest.

There was no activity during the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the remaining principal balance was $76,477, respectively.

The Company incurred approximately $11,472 and $11,310 of interest during the years ended December 31, 2023 and 2022, respectively. Accrued interest was $34,971 and $23,500 as of December 31, 2023 and 2022, respectively.

Bobbie Allen Griffith

On September 5, 2023, the Company entered into a promissory note pursuant to which the Company borrowed $215,000. Interest under the promissory note is 15% per annum, and the principal and all accrued but unpaid interest is due on September 8, 2023.

The Company repaid the note in full during the ended December 31, 2023. During the year ended December 31, 2023, the Company was advanced another $250,000 due in May 2024. As of December 31, 2023, the remaining principal balance was $250,000.

The Company incurred approximately $15,500 of interest during the year ended December 31, 2023, respectively. Accrued interest was $15,500 as of December 31, 2023.

The Company initially recognized a debt discount and stock payable on this note of $20,777 as of December 31, 2023. The Company incurred amortization expense of debt discount on the note of $20,777 during the year ended December 31, 2023.

George Banker – In Default

On August 11, 2023, the Company entered into a promissory note pursuant to which the Company borrowed $150,000. Interest under the promissory note is 15% per annum, and the principal and all accrued but unpaid interest was due on October 11, 2023. The note is in technical default as it is past maturity date and the Company failed to repay the outstanding principal and accrued interest.

The Company incurred approximately $22,500 of interest during the year ended December 31, 2023, respectively. Accrued interest was $22,500 as of December 31, 2023. As of December 31, 2023, the remaining principal balance was $97,500.

The Company initially recognized a debt discount and stock payable on this note of $5,769 as of December 31, 2023. The Company incurred amortization expense of debt discount on the note of $5,769 during the year ended December 31, 2023.

George Robles – In Default

On September 1, 2023, the Company entered into a promissory note pursuant to which the Company borrowed $100,000. Interest under the promissory note is 5% per month with a default rate of 10% per month, and the principal and all accrued but unpaid interest was due on November 1, 2023. The note is in technical default as it is past maturity date and the Company failed to repay the outstanding principal and accrued interest.

The Company incurred approximately $7,500 of interest during the year ended December 31, 2023, respectively. Accrued interest was $7,500 as of December 31, 2023. As of December 31, 2023, the remaining principal balance was $37,500.

The Company initially recognized a debt discount and stock payable on this note of $5,393 as of December 31, 2023. The Company incurred amortization expense of debt discount on the note of $5,393 during the year ended December 31, 2023.